Concentration of major customers and suppliers	6 Months Ended
Mar. 31, 2025
Concentration of major customers and suppliers
Concentration of major customers and suppliers

Note 17 – Concentration of major customers and suppliers

For the six months ended March 31, 2025, two major customers accounted for approximately 59%, and 10% of the Company’s total sales, respectively. For the six months ended March 31, 2024, three major customers accounted for approximately 27%, 16%, and 10% of the Company’s total sales, respectively. Any decrease in sales to these major customers may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of March 31, 2025, four major customers accounted for 36%, 34%, 15%, and 14% of the Company’s accounts receivable balance, respectively. As of September 30, 2024, four major customers accounted for 34%, 29%, 22%, and 12% of the Company’s accounts receivable balance, respectively.

For the six months ended March 31, 2025, two major suppliers accounted for approximately 36% and 15% of the total purchases, respectively. For the six months ended March 31, 2024, two major suppliers accounted for approximately 35% and 10% of the total purchases, respectively.

As of March 31, 2025, four suppliers accounted for approximately 31%, 16%, 15% and 11% of the Company’s advance to suppliers balance, respectively. As of September 30, 2024, three suppliers accounted for 40%, 23%, and 14% of the Company’s advance to suppliers balance, respectively.